Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005534
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	PRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,346	10,232	10,329
2016	10,226	9,908	10,197
2017	10,672	10,008	10,571
2017	11,006	10,158	10,820
2017	11,306	10,283	11,043
2017	11,596	10,227	11,313
2018	11,727	10,059	11,336
2018	11,721	10,120	11,355
2018	11,866	10,175	11,575
2018	11,563	10,089	11,292
2019	11,962	10,378	11,664
2019	12,075	10,768	11,792
2019	12,493	11,210	12,213
2019	12,792	11,178	12,586
2020	12,680	11,590	12,516
2020	12,631	11,781	12,669
2020	13,673	11,936	13,502
2020	14,180	11,992	13,982
2021	14,710	11,750	14,215
2021	15,246	11,734	14,803
2021	15,606	11,925	15,169
2021	15,354	11,854	14,919
2022	14,823	11,440	14,495
2022	14,048	10,769	13,702
2022	13,640	10,552	13,236
2022	13,693	10,332	13,304
2023	13,752	10,328	13,328
2023	13,988	10,538	13,519
2023	14,347	10,426	13,808
2023	14,514	10,454	13,902
2024	15,340	10,671	14,614
2024	15,704	10,676	14,795
2024	16,317	11,187	15,608
2024	16,657	11,173	15,840
2025	16,739	11,291	15,926
2025	16,859	11,258	16,127
2025	17,595	11,538	16,863
2025	18,155	11,809	17,362
2026	18,877	11,998	18,060
2026	19,303	11,836	18,323

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	14.50%	4.83%	6.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	13.62	4.36	6.24

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,066,336,000
Holdings Count | Holding	2,036
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,066,336 Number of Portfolio Holdings2,036
Holdings [Text Block]
Table Summary
Common Stocks	34.4%
Bond Funds	27.4
Private Investment Companies	8.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.3
Equity Funds	6.3
U.S. Government & Agency Mortgage-Backed Securities	5.5
Corporate Bonds	4.9
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	2.6

Largest Holdings [Text Block]
Table Summary
Blackstone Partners Offshore Fund	8.0%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	7.2
T. Rowe Price Emerging Markets Bond Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.4
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
U.S. Treasury Notes	4.5
T. Rowe Price Institutional Emerging Markets Equity Fund	3.7
U.S. Treasury Bonds	2.8
T. Rowe Price Real Assets Fund - I Class	2.6
Federal National Mortgage Assn.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169940
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	I Class
Trading Symbol	PPIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	517,310	511,616	516,435
2016	511,600	495,403	509,838
2017	533,925	500,416	528,568
2017	550,609	507,893	541,022
2017	565,635	514,136	552,163
2017	580,459	511,326	565,633
2018	587,303	502,944	566,784
2018	587,021	505,990	567,741
2018	594,278	508,741	578,736
2018	579,419	504,464	564,584
2019	599,422	518,886	583,199
2019	605,402	538,376	589,604
2019	626,630	560,492	610,644
2019	641,657	558,902	629,293
2020	636,037	579,506	625,779
2020	633,919	589,067	633,468
2020	686,213	596,775	675,104
2020	711,675	599,611	699,116
2021	738,646	587,524	710,746
2021	765,541	586,682	740,128
2021	783,982	596,272	758,468
2021	771,329	592,695	745,956
2022	744,639	571,989	724,732
2022	706,361	538,444	685,116
2022	685,801	527,606	661,810
2022	688,916	516,596	665,216
2023	692,100	516,381	666,379
2023	703,860	526,907	675,949
2023	722,526	521,310	690,419
2023	731,199	522,690	695,107
2024	773,039	533,562	730,706
2024	791,332	533,786	739,750
2024	822,763	559,349	780,406
2024	839,738	558,625	791,982
2025	844,551	564,552	796,298
2025	850,473	562,924	806,368
2025	888,210	576,891	843,128
2025	916,794	590,474	868,104
2026	953,644	599,896	903,019
2026	975,493	591,821	916,162

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (I Class)	14.70%	4.97%	6.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	13.62	4.36	6.24

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,066,336,000
Holdings Count | Holding	2,036
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,066,336 Number of Portfolio Holdings2,036
Holdings [Text Block]
Table Summary
Common Stocks	34.4%
Bond Funds	27.4
Private Investment Companies	8.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.3
Equity Funds	6.3
U.S. Government & Agency Mortgage-Backed Securities	5.5
Corporate Bonds	4.9
Asset-Backed Securities	2.2
Non-U.S. Government Mortgage-Backed Securities	1.4
Short-Term and Other	2.6

Largest Holdings [Text Block]
Table Summary
Blackstone Partners Offshore Fund	8.0%
T. Rowe Price International Bond Fund (USD Hedged) - I Class	7.2
T. Rowe Price Emerging Markets Bond Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.4
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
U.S. Treasury Notes	4.5
T. Rowe Price Institutional Emerging Markets Equity Fund	3.7
U.S. Treasury Bonds	2.8
T. Rowe Price Real Assets Fund - I Class	2.6
Federal National Mortgage Assn.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless